FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Outstanding cash flow hedge positions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
US Dollars to Canadian Dollars | Derivative hedging instruments
Disclosure of detailed information about financial instruments [line items]
Nominal amount (in CAD)	$ 233,244	$ 193,545
Assets	1,024
Liabilities		1,083
Changes in fair value used for calculating hedge ineffectiveness	1,024	1,083
Changes in fair value used for calculating hedge ineffectiveness	1,024	1,083
For continued hedges	1,024	1,083
For discontinued hedges	0	0
US Dollars to Canadian Dollars | Cross-currency interest rate swap
Disclosure of detailed information about financial instruments [line items]
Nominal amount (in CAD)	237,038	236,495
Assets	17,204	16,187
Changes in fair value used for calculating hedge ineffectiveness	1,017	20,122
Changes in fair value used for calculating hedge ineffectiveness	1,017	20,122
For continued hedges	17,204	16,187
For discontinued hedges	0	0
Euros to Canadian Dollars | Derivative hedging instruments
Disclosure of detailed information about financial instruments [line items]
Nominal amount (in CAD)	98,103	56,573
Assets	1,559
Liabilities		4,152
Changes in fair value used for calculating hedge ineffectiveness	1,559	4,152
Changes in fair value used for calculating hedge ineffectiveness	1,559	4,152
For continued hedges	1,559	4,152
For discontinued hedges	0	0
US Dollars to Euros | Derivative hedging instruments
Disclosure of detailed information about financial instruments [line items]
Nominal amount (in CAD)	18,648	45,535
Assets		522
Liabilities	204
Changes in fair value used for calculating hedge ineffectiveness	204	522
Changes in fair value used for calculating hedge ineffectiveness	204	522
For continued hedges	204	522
For discontinued hedges	0	0
Euros to US Dollars | Derivative hedging instruments
Disclosure of detailed information about financial instruments [line items]
Nominal amount (in CAD)	10,763	3,648
Liabilities	26	99
Changes in fair value used for calculating hedge ineffectiveness	26	99
Changes in fair value used for calculating hedge ineffectiveness	26	99
For continued hedges	26	99
For discontinued hedges	0	0
Canadian Dollars to Euros | Cross-currency interest rate swap
Disclosure of detailed information about financial instruments [line items]
Nominal amount (in CAD)	235,477	236,137
Liabilities	14,101	10,718
Changes in fair value used for calculating hedge ineffectiveness	(3,383)	(28,722)
Changes in fair value used for calculating hedge ineffectiveness	(3,383)	(28,722)
For continued hedges	14,101	10,718
For discontinued hedges	0	0
Variable Rate to Fixed Rate | Interest rate swap instrument
Disclosure of detailed information about financial instruments [line items]
Nominal amount (in CAD)	406,350	405,420
Assets	1,198	467
Changes in fair value used for calculating hedge ineffectiveness	732	467
Changes in fair value used for calculating hedge ineffectiveness	732	467
For continued hedges	1,198	467
For discontinued hedges	0	$ 0
Euros to Czech Koruna | Derivative hedging instruments
Disclosure of detailed information about financial instruments [line items]
Nominal amount (in CAD)	2,740
Liabilities	63
Changes in fair value used for calculating hedge ineffectiveness	63
Changes in fair value used for calculating hedge ineffectiveness	63
For continued hedges	63
For discontinued hedges	$ 0